INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Jan. 31, 2019
INTANGIBLE ASSETS AND GOODWILL [abstract]
Schedule of intangible assets
	Dispensary	Cultivation	Customer	Start up	Total
	license	license	relationships	costs
Cost
Balance, January 31, 2018 & 2017	$-	$-	$-	$-	$-
Additions	-	-	-	-	-
Additions from acquisitions	11,840,274	220,000	1,540,447	7,783	13,608,504
Disposals / adjustments	-	-	-	-	-
Balance, January 31, 2019	$11,840,274	$220,000	$1,540,447	$7,783	$13,608,504
Accumulated Amortization
Balance, January 31, 2018 & 2017	$-	$-	$-	$-	$-
Amortization expense	(196,504)	(17,667)	(25,674)	(79)	(239,924)
Disposals / adjustments	-	-	-	-	-
Balance, January 31, 2019	$(196,504)	$(17,667)	$(25,674)	$(79)	$(239,924)
Carrying amount, January 31, 2019	$11,643,770	$202,333	$1,514,773	$7,704	$13,368,580

Schedule of goodwill
	Eco Firma	Silver State	Megawood	Total
	Farms, LLC	Companies	Enterprises, Inc.
Balance, January 31, 2018 & 2017	$-	$-	$-	$-
Additions from acquisitions	5,160,741	28,541,323	689,328	34,391,392
Disposals / adjustments	(5,160,741)	-	-	(5,160,741)
Balance, January 31, 2019	$-	$28,541,323	$689,328	$29,230,651